Revenue (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Revenue from Contracts with Customers [line items]
Revenue under IFRS 15	£ 5,964
Other revenue	383
Revenue	6,347	£ 6,684	[1]
UK Electricity Transmission [Member]
Revenue from Contracts with Customers [line items]
Revenue under IFRS 15	1,559
Other revenue	3
Revenue	1,562
UK Gas Transmission [Member]
Revenue from Contracts with Customers [line items]
Revenue under IFRS 15	322
Other revenue	25
Revenue	347
US Regulated [Member]
Revenue from Contracts with Customers [line items]
Revenue under IFRS 15	3,793
Other revenue	260
Revenue	4,053
NG Ventures And Other [Member]
Revenue from Contracts with Customers [line items]
Revenue under IFRS 15	290
Other revenue	95
Revenue	385
Country of domicile [member]
Revenue from Contracts with Customers [line items]
Revenue under IFRS 15	2,171
Other revenue	101
Revenue	2,272	2,865
Country of domicile [member] | UK Electricity Transmission [Member]
Revenue from Contracts with Customers [line items]
Revenue under IFRS 15	1,559
Other revenue	3
Country of domicile [member] | UK Gas Transmission [Member]
Revenue from Contracts with Customers [line items]
Revenue under IFRS 15	322
Other revenue	25
Country of domicile [member] | US Regulated [Member]
Revenue from Contracts with Customers [line items]
Revenue under IFRS 15	0
Other revenue	0
Country of domicile [member] | NG Ventures And Other [Member]
Revenue from Contracts with Customers [line items]
Revenue under IFRS 15	290
Other revenue	73
Foreign countries [member]
Revenue from Contracts with Customers [line items]
Revenue under IFRS 15	3,793
Other revenue	282
Revenue	4,075	£ 3,819
Foreign countries [member] | UK Electricity Transmission [Member]
Revenue from Contracts with Customers [line items]
Revenue under IFRS 15	0
Other revenue	0
Foreign countries [member] | UK Gas Transmission [Member]
Revenue from Contracts with Customers [line items]
Revenue under IFRS 15	0
Other revenue	0
Foreign countries [member] | US Regulated [Member]
Revenue from Contracts with Customers [line items]
Revenue under IFRS 15	3,793
Other revenue	260
Foreign countries [member] | NG Ventures And Other [Member]
Revenue from Contracts with Customers [line items]
Revenue under IFRS 15	0
Other revenue	22
Transmission [Member]
Revenue from Contracts with Customers [line items]
Revenue under IFRS 15	2,348
Distribution [Member]
Revenue from Contracts with Customers [line items]
Revenue under IFRS 15	3,478
Other [Member]
Revenue from Contracts with Customers [line items]
Revenue under IFRS 15	138
Other revenue	200
Generation [Member]
Revenue from Contracts with Customers [line items]
Other revenue	183
Operating segments [member] | UK Electricity Transmission [Member]
Revenue from Contracts with Customers [line items]
Revenue under IFRS 15	1,559
Other revenue	3
Revenue	1,562
Operating segments [member] | UK Gas Transmission [Member]
Revenue from Contracts with Customers [line items]
Revenue under IFRS 15	322
Other revenue	25
Revenue	347
Operating segments [member] | US Regulated [Member]
Revenue from Contracts with Customers [line items]
Revenue under IFRS 15	3,793
Other revenue	260
Revenue	4,053
Operating segments [member] | Transmission [Member] | UK Electricity Transmission [Member]
Revenue from Contracts with Customers [line items]
Revenue under IFRS 15	1,559
Operating segments [member] | Transmission [Member] | UK Gas Transmission [Member]
Revenue from Contracts with Customers [line items]
Revenue under IFRS 15	322
Operating segments [member] | Transmission [Member] | US Regulated [Member]
Revenue from Contracts with Customers [line items]
Revenue under IFRS 15	315
Operating segments [member] | Distribution [Member] | UK Electricity Transmission [Member]
Revenue from Contracts with Customers [line items]
Revenue under IFRS 15	0
Operating segments [member] | Distribution [Member] | UK Gas Transmission [Member]
Revenue from Contracts with Customers [line items]
Revenue under IFRS 15	0
Operating segments [member] | Distribution [Member] | US Regulated [Member]
Revenue from Contracts with Customers [line items]
Revenue under IFRS 15	3,478
Operating segments [member] | Other [Member] | UK Electricity Transmission [Member]
Revenue from Contracts with Customers [line items]
Revenue under IFRS 15	0
Other revenue	3
Operating segments [member] | Other [Member] | UK Gas Transmission [Member]
Revenue from Contracts with Customers [line items]
Revenue under IFRS 15	0
Other revenue	25
Operating segments [member] | Other [Member] | US Regulated [Member]
Revenue from Contracts with Customers [line items]
Revenue under IFRS 15	0
Other revenue	77
Operating segments [member] | Generation [Member] | UK Electricity Transmission [Member]
Revenue from Contracts with Customers [line items]
Other revenue	0
Operating segments [member] | Generation [Member] | UK Gas Transmission [Member]
Revenue from Contracts with Customers [line items]
Other revenue	0
Operating segments [member] | Generation [Member] | US Regulated [Member]
Revenue from Contracts with Customers [line items]
Other revenue	183
Unallocated amounts [member] | NG Ventures And Other [Member]
Revenue from Contracts with Customers [line items]
Revenue under IFRS 15	290
Other revenue	95
Revenue	385
Unallocated amounts [member] | Transmission [Member] | NG Ventures And Other [Member]
Revenue from Contracts with Customers [line items]
Revenue under IFRS 15	152
Unallocated amounts [member] | Distribution [Member] | NG Ventures And Other [Member]
Revenue from Contracts with Customers [line items]
Revenue under IFRS 15	0
Unallocated amounts [member] | Other [Member] | NG Ventures And Other [Member]
Revenue from Contracts with Customers [line items]
Revenue under IFRS 15	138
Other revenue	95
Unallocated amounts [member] | Generation [Member] | NG Ventures And Other [Member]
Revenue from Contracts with Customers [line items]
Other revenue	£ 0

[1]	Comparatives have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 6).